Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2023
TSF-NPRT1-1023
1.9887485.105
Common Stocks - 42.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	4,972,100	73,537,359
Cellnex Telecom SA (a)	533,500	20,421,076
Cogent Communications Group, Inc.	51,060	3,603,815
EchoStar Holding Corp. Class A (b)	25,302	439,749
Liberty Global PLC Class C (b)	340,800	6,761,472
Verizon Communications, Inc.	361,009	12,628,095
		117,391,566
Entertainment - 0.6%
Activision Blizzard, Inc.	1,727,044	158,870,778
Cinemark Holdings, Inc. (b)(c)	397,700	6,474,556
IMAX Corp. (b)	896,120	17,142,776
International Games Systems Co. Ltd.	229,000	4,132,536
Liberty Media Corp. Liberty Formula One Class C	126,400	8,695,056
Netflix, Inc. (b)	240,800	104,430,144
Sciplay Corp. (A Shares) (b)	17,511	397,500
Sea Ltd. ADR (b)	614,400	23,119,872
Take-Two Interactive Software, Inc. (b)	144,398	20,533,396
The Walt Disney Co. (b)	843,222	70,560,817
Universal Music Group NV	1,577,883	39,120,727
Warner Bros Discovery, Inc. (b)	548,793	7,211,140
World Wrestling Entertainment, Inc. Class A	249,500	24,089,225
		484,778,523
Interactive Media & Services - 1.7%
Alphabet, Inc.:
Class A (b)	4,311,640	587,116,019
Class C (b)	1,712,340	235,189,899
Cars.com, Inc. (b)	393,600	7,356,384
IAC, Inc. (b)	302,650	16,745,625
Match Group, Inc. (b)	505,500	23,692,785
Meta Platforms, Inc. Class A (b)	1,521,900	450,314,991
Pinterest, Inc. Class A (b)	333,700	9,173,413
QuinStreet, Inc. (b)	264,950	2,623,005
Snap, Inc. Class A (b)	3,783,200	39,156,120
Ziff Davis, Inc. (b)	139,005	9,264,683
ZIGExN Co. Ltd.	938,100	3,726,738
Zoominfo Technologies, Inc. (b)	398,000	7,171,960
		1,391,531,622
Media - 0.7%
Altice U.S.A., Inc. Class A (b)	521,700	1,601,619
Charter Communications, Inc. Class A (b)	70,000	30,668,400
Comcast Corp. Class A	9,912,501	463,508,547
Interpublic Group of Companies, Inc.	946,625	30,869,441
Liberty Broadband Corp.:
Class A (b)	310,625	29,086,925
Class C (b)	164,500	15,390,620
Nexstar Broadcasting Group, Inc. Class A	25,100	4,086,280
Pico Far East Holdings Ltd.	1,000,000	173,417
TechTarget, Inc. (b)	36,320	1,044,200
TEGNA, Inc.	172,482	2,851,127
Thryv Holdings, Inc. (b)	325,370	6,634,294
		585,914,870
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (b)	213,070	2,418,345
T-Mobile U.S., Inc. (b)	364,375	49,646,094
		52,064,439
TOTAL COMMUNICATION SERVICES		2,631,681,020
CONSUMER DISCRETIONARY - 3.5%
Automobile Components - 0.2%
Adient PLC (b)	1,309,275	51,284,302
Akwel	5,700	91,229
Autoliv, Inc.	15,931	1,554,866
BorgWarner, Inc.	387,003	15,770,372
Brembo SpA	212,700	2,961,434
Cie Automotive SA	186,000	5,663,430
Compagnie Plastic Omnium SA	103,600	1,822,133
DaikyoNishikawa Corp.	604,000	3,366,741
Fox Factory Holding Corp. (b)	39,430	4,369,238
Gentex Corp.	181,343	5,922,662
LCI Industries (c)	46,600	5,838,048
Lear Corp.	253,569	36,536,757
Murakami Corp.	19,800	393,292
Patrick Industries, Inc. (c)	213,580	17,863,831
Phinia, Inc.	39,477	1,097,461
		154,535,796
Automobiles - 0.3%
Ferrari NV	48,500	15,410,390
General Motors Co.	153,246	5,135,273
Harley-Davidson, Inc.	191,600	6,466,500
Tesla, Inc. (b)	924,600	238,620,768
		265,632,931
Broadline Retail - 0.8%
Amazon.com, Inc. (b)	4,257,000	587,508,570
ASKUL Corp.	332,500	4,492,904
B&M European Value Retail SA	1,089,300	7,970,448
Big Lots, Inc. (c)	213,533	1,323,905
Dillard's, Inc. Class A (c)	2,642	911,807
eBay, Inc.	659,900	29,550,322
Europris ASA (a)	960,181	5,472,969
Max Stock Ltd.	99,100	189,859
Next PLC	69,800	6,178,974
		643,599,758
Distributors - 0.0%
Arata Corp.	71,900	2,673,487
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (b)	150,535	6,600,960
European Wax Center, Inc. (b)(c)	207,930	3,609,665
Grand Canyon Education, Inc. (b)	14,560	1,707,160
H&R Block, Inc.	2,780,700	111,172,386
Laureate Education, Inc. Class A	2,243,650	31,254,045
OneSpaWorld Holdings Ltd. (b)	321,110	3,673,498
Perdoceo Education Corp.	51,971	861,159
Service Corp. International	118,902	7,503,905
WW International, Inc. (b)	41,351	401,518
		166,784,296
Hotels, Restaurants & Leisure - 0.8%
Amadeus IT Holding SA Class A	253,100	17,372,621
ARAMARK Holdings Corp.	714,400	26,561,392
Booking Holdings, Inc. (b)	50,267	156,080,543
Bowlero Corp. Class A (b)(c)	420,630	4,626,930
Brinker International, Inc. (b)	275,500	9,017,115
Caesars Entertainment, Inc. (b)	364,900	20,164,374
Churchill Downs, Inc.	442,200	55,398,816
Domino's Pizza, Inc.	143,117	55,443,526
El Pollo Loco Holdings, Inc.	136,370	1,296,879
Everi Holdings, Inc. (b)	271,893	3,931,573
Expedia, Inc. (b)	127,766	13,848,557
Marriott International, Inc. Class A	458,900	93,390,739
McDonald's Corp.	148,800	41,835,120
NeoGames SA (b)	82,470	2,210,196
Noodles & Co. (b)	298,880	830,886
Penn Entertainment, Inc. (b)	496,400	11,759,716
Planet Fitness, Inc. (b)	279,800	17,011,840
Red Rock Resorts, Inc.	150,020	6,590,379
Starbucks Corp.	95,202	9,276,483
Wyndham Hotels & Resorts, Inc.	431,248	32,511,787
Yum! Brands, Inc.	316,500	40,948,770
		620,108,242
Household Durables - 0.2%
Cavco Industries, Inc. (b)	6,250	1,747,000
Cuckoo Holdings Co. Ltd.	40,045	646,806
D.R. Horton, Inc.	93,000	11,068,860
Ethan Allen Interiors, Inc. (c)	14,363	450,711
FJ Next Co. Ltd.	112,000	808,275
Helen of Troy Ltd. (b)(c)	218,540	26,862,937
Installed Building Products, Inc.	18,132	2,624,244
LGI Homes, Inc. (b)(c)	32,130	3,955,203
Mohawk Industries, Inc. (b)	292,574	29,664,078
Pressance Corp.	277,900	3,653,890
PulteGroup, Inc.	440,200	36,122,812
Skyline Champion Corp. (b)	41,014	2,923,068
Sony Group Corp. sponsored ADR (c)	103,900	8,643,441
Taylor Morrison Home Corp. (b)	83,758	3,970,129
Tempur Sealy International, Inc.	402,100	18,786,112
Toll Brothers, Inc.	74,726	6,122,301
TopBuild Corp. (b)	79,987	23,202,629
TRI Pointe Homes, Inc. (b)	44,173	1,373,780
Vistry Group PLC	655,463	6,497,415
Whirlpool Corp. (c)	35,652	4,989,854
		194,113,545
Leisure Products - 0.0%
Brunswick Corp.	174,250	13,786,660
Malibu Boats, Inc. Class A (b)	15,843	769,336
MasterCraft Boat Holdings, Inc. (b)	13,712	298,373
Sturm, Ruger & Co., Inc.	13,041	672,655
		15,527,024
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	279,520	15,253,406
Advance Auto Parts, Inc.	17,119	1,178,130
America's Car Mart, Inc. (b)(c)	30,600	3,406,086
American Eagle Outfitters, Inc.	133,590	2,265,686
Arcland Sakamoto Co. Ltd.	100,000	1,140,933
AutoZone, Inc. (b)	3,900	9,872,187
Burlington Stores, Inc. (b)	96,800	15,706,768
Camping World Holdings, Inc. (c)	99,110	2,450,990
Dick's Sporting Goods, Inc.	184,370	21,449,606
Fast Retailing Co. Ltd.	47,800	10,999,306
Five Below, Inc. (b)	64,000	11,005,440
Foot Locker, Inc. (c)	182,606	3,582,730
Haverty Furniture Companies, Inc.	9,439	295,441
JD Sports Fashion PLC	4,018,994	7,395,057
Jumbo SA	172,500	5,334,677
Lithia Motors, Inc. Class A (sub. vtg.) (c)	4,990	1,537,020
Lowe's Companies, Inc.	775,908	178,831,276
Maisons du Monde SA (a)(c)	433,600	4,052,901
Monro, Inc.	24,291	795,287
Murphy U.S.A., Inc.	54,279	17,241,182
Penske Automotive Group, Inc. (c)	18,395	3,022,299
PetMed Express, Inc.	13,751	154,974
Pets At Home Group PLC	1,172,500	5,608,580
RH (b)(c)	21,800	7,961,142
Ross Stores, Inc.	562,200	68,481,582
Sally Beauty Holdings, Inc. (b)	368,000	3,738,880
Sportsman's Warehouse Holdings, Inc. (b)	212,300	1,021,163
The Buckle, Inc.	22,865	835,487
The Home Depot, Inc.	208,400	68,834,520
The Hour Glass Ltd.	1,645,500	2,386,459
TJX Companies, Inc.	1,220,700	112,890,336
Upbound Group, Inc.	94,038	2,879,444
Valvoline, Inc.	846,402	29,150,085
WH Smith PLC	238,900	4,439,707
Williams-Sonoma, Inc. (c)	116,060	16,387,672
		641,586,439
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (b)	79,260	4,160,357
Crocs, Inc. (b)(c)	171,020	16,647,087
Deckers Outdoor Corp. (b)	15,615	8,261,740
Kontoor Brands, Inc. (c)	242,176	11,089,239
Levi Strauss & Co. Class A (c)	286,400	3,943,728
NIKE, Inc. Class B	342,900	34,876,359
PVH Corp.	680,700	56,906,520
Rocky Brands, Inc. (c)	246,077	4,372,788
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	161,300	8,115,003
Tapestry, Inc.	981,400	32,700,248
Wolverine World Wide, Inc.	646,560	5,224,205
		186,297,274
TOTAL CONSUMER DISCRETIONARY		2,890,858,792
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Celsius Holdings, Inc. (b)	69,700	13,663,988
Coca-Cola Bottling Co. Consolidated	3,558	2,486,686
Coca-Cola European Partners PLC	841,600	53,954,976
Constellation Brands, Inc. Class A (sub. vtg.)	307,200	80,044,032
Diageo PLC sponsored ADR (c)	193,805	32,103,798
Duckhorn Portfolio, Inc. (b)	32,876	408,977
Keurig Dr. Pepper, Inc.	2,318,010	78,001,037
Monster Beverage Corp.	1,398,100	80,264,921
National Beverage Corp. (b)(c)	18,050	926,146
Primo Water Corp.	217,560	3,319,966
The Coca-Cola Co.	3,005,786	179,836,176
		525,010,703
Consumer Staples Distribution & Retail - 0.8%
Acomo NV	107,400	2,282,600
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (c)	490,200	25,634,645
Belc Co. Ltd.	10,400	485,350
BJ's Wholesale Club Holdings, Inc. (b)	668,311	45,037,478
Costco Wholesale Corp.	80,900	44,436,752
Dollar General Corp.	473,300	65,552,050
G-7 Holdings, Inc.	366,200	3,151,190
Ingles Markets, Inc. Class A	11,129	869,509
MARR SpA	372,800	5,489,656
OM2 Network Co. Ltd.	16,400	134,361
Performance Food Group Co. (b)(c)	766,389	47,615,749
PriceSmart, Inc.	19,442	1,545,250
Sprouts Farmers Market LLC (b)	1,337,548	54,558,583
Sysco Corp.	587,155	40,895,346
Target Corp.	142,600	18,046,030
U.S. Foods Holding Corp. (b)	2,707,555	109,466,449
Walmart, Inc.	1,270,900	206,661,049
Weis Markets, Inc.	12,694	823,460
YAKUODO Holdings Co. Ltd.	40,300	711,853
		673,397,360
Food Products - 0.5%
Armanino Foods of Distinction	381,412	1,621,001
Bunge Ltd.	426,000	48,700,320
Flowers Foods, Inc.	138,985	3,274,487
Freshpet, Inc. (b)(c)	182,300	13,765,473
Hostess Brands, Inc. Class A (b)	196,612	5,599,510
Ingredion, Inc.	43,456	4,472,057
John B. Sanfilippo & Son, Inc.	6,935	695,927
Kaneko Seeds Co. Ltd.	3,600	35,185
Lancaster Colony Corp.	15,346	2,535,006
LDC SA	10,059	1,412,518
Mondelez International, Inc.	2,874,100	204,808,366
Nomad Foods Ltd. (b)(c)	360,930	6,619,456
Pickles Holdings Co. Ltd.	100,000	865,322
S Foods, Inc.	205,800	4,745,586
Sovos Brands, Inc. (b)	116,130	2,601,312
SunOpta, Inc. (b)(c)	1,949,120	8,556,637
Tootsie Roll Industries, Inc.	13,432	431,839
TreeHouse Foods, Inc. (b)	89,710	4,173,309
Tyson Foods, Inc. Class A	847,000	45,119,690
		360,033,001
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (b)	12,840	523,872
Colgate-Palmolive Co.	1,076,300	79,075,761
Procter & Gamble Co.	2,198,200	339,270,188
Reckitt Benckiser Group PLC	615,300	44,403,583
Spectrum Brands Holdings, Inc. (c)	40,950	3,405,812
The Clorox Co.	232,900	36,437,205
Transaction Co. Ltd.	49,100	660,426
WD-40 Co. (c)	10,504	2,256,994
		506,033,841
Personal Care Products - 0.5%
BellRing Brands, Inc. (b)	1,338,340	55,541,110
elf Beauty, Inc. (b)	39,141	5,429,248
Estee Lauder Companies, Inc. Class A	412,200	66,170,466
Haleon PLC	10,380,900	42,505,058
Haleon PLC ADR (c)	4,293,359	35,291,411
Hengan International Group Co. Ltd.	403,500	1,497,236
Herbalife Ltd. (b)	75,670	1,136,563
Kenvue, Inc.	7,066,119	162,874,043
MediFast, Inc.	8,458	713,348
Nu Skin Enterprises, Inc. Class A	36,315	867,565
The Beauty Health Co. (b)(c)	700,000	4,312,000
Unilever PLC sponsored ADR	695,800	35,499,716
USANA Health Sciences, Inc. (b)	8,594	552,508
		412,390,272
Tobacco - 0.1%
Altria Group, Inc.	1,266,681	56,012,634
KT&G Corp.	40,099	2,630,058
Philip Morris International, Inc.	63,900	6,138,234
Vector Group Ltd.	97,023	1,039,116
		65,820,042
TOTAL CONSUMER STAPLES		2,542,685,219
ENERGY - 3.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	53,900	1,950,641
Cactus, Inc.	138,260	7,374,788
Expro Group Holdings NV (b)	2,246,900	52,824,619
Liberty Oilfield Services, Inc. Class A	220,009	3,509,144
Nextier Oilfield Solutions, Inc. (b)	340,510	3,612,811
Oceaneering International, Inc. (b)	383,746	8,745,571
Schlumberger Ltd.	513,400	30,270,064
TechnipFMC PLC	294,124	5,600,121
Valaris Ltd. (b)	240,260	18,096,383
Weatherford International PLC (b)	772,326	68,366,298
		200,350,440
Oil, Gas & Consumable Fuels - 2.9%
Africa Oil Corp. (c)	6,724,800	16,174,956
Antero Resources Corp. (b)	2,314,220	64,034,467
Ardmore Shipping Corp.	28,155	350,248
Athabasca Oil Corp. (b)(c)	3,552,600	9,859,569
California Resources Corp. (c)	56,163	3,136,142
Canadian Natural Resources Ltd. (c)	415,000	26,849,689
Cenovus Energy, Inc.:
warrants 1/1/26 (b)	117,180	1,769,147
(Canada)	1,152,654	22,981,423
China Petroleum & Chemical Corp. (H Shares)	5,840,000	3,418,057
Chord Energy Corp.	173,970	28,096,155
Civitas Resources, Inc.	119,865	9,855,300
CNX Resources Corp. (b)(c)	651,200	14,554,320
ConocoPhillips Co.	840,000	99,985,200
CONSOL Energy, Inc.	25,251	2,172,596
Denbury, Inc. (b)	16,550	1,515,649
Diamondback Energy, Inc.	135,400	20,551,012
Eco Atlantic Oil & Gas Ltd. (b)	5,144,500	1,066,060
Enterprise Products Partners LP	166,100	4,419,921
Equinor ASA sponsored ADR (c)	1,579,700	48,291,429
Exxon Mobil Corp.	10,266,245	1,141,503,782
Golar LNG Ltd.	144,629	3,196,301
Hess Corp.	1,481,963	228,963,284
HF Sinclair Corp.	103,972	5,727,817
Imperial Oil Ltd. (c)	1,847,200	104,896,134
Kosmos Energy Ltd. (b)	8,273,569	60,231,582
Magnolia Oil & Gas Corp. Class A	63,940	1,457,832
MEG Energy Corp. (b)	3,653,525	65,353,537
Motor Oil (HELLAS) Corinth Refineries SA	36,800	937,746
Murphy Oil Corp.	712,400	32,342,960
National Energy Services Reunited Corp. (b)	308,910	1,405,541
Northern Oil & Gas, Inc.	190,170	7,954,811
Occidental Petroleum Corp.	838,500	52,649,415
Oil & Natural Gas Corp. Ltd.	1,538,400	3,239,193
Ovintiv, Inc. (c)	1,616,570	75,914,127
Parex Resources, Inc. (c)	2,993,400	56,646,861
PBF Energy, Inc. Class A	88,359	4,143,154
Phillips 66 Co.	308,700	35,241,192
Range Resources Corp.	1,042,670	33,761,655
Scorpio Tankers, Inc.	42,303	2,136,725
Sitio Royalties Corp. (c)	353,087	8,968,410
Southwestern Energy Co. (b)	2,039,684	13,829,058
Star Petroleum Refining PCL (For. Reg.)	2,366,800	618,440
TotalEnergies SE sponsored ADR	244,020	15,351,298
Valero Energy Corp.	332,800	43,230,720
		2,378,782,915
TOTAL ENERGY		2,579,133,355
FINANCIALS - 6.9%
Banks - 3.0%
AIB Group PLC	1,554,600	7,083,440
Associated Banc-Corp.	1,409,615	24,428,628
Bancorp, Inc., Delaware (b)	980,996	36,012,363
Bank of America Corp.	14,668,084	420,533,968
BankUnited, Inc.	304,920	8,004,150
Bar Harbor Bankshares	101,400	2,518,776
BNP Paribas SA	592,972	38,346,107
Bridgewater Bancshares, Inc. (b)	248,060	2,594,708
Byline Bancorp, Inc.	111,330	2,357,969
Cadence Bank	947,920	21,688,410
Camden National Corp. (c)	103,730	3,401,307
Citigroup, Inc.	376,617	15,550,516
Coastal Financial Corp. of Washington (b)	8,325	366,716
ConnectOne Bancorp, Inc.	89,410	1,709,519
Cullen/Frost Bankers, Inc.	143,400	13,555,602
DNB Bank ASA	590,500	11,672,151
East West Bancorp, Inc.	74,710	4,134,451
Eastern Bankshares, Inc.	166,470	2,240,686
Esquire Financial Holdings, Inc.	5,310	248,296
Eurobank Ergasias Services and Holdings SA (b)	8,985,298	15,618,362
First Bancorp, Puerto Rico	327,600	4,540,536
First Citizens Bancshares, Inc.	9,185	12,495,274
First Foundation, Inc.	658,050	5,172,273
First Interstate Bancsystem, Inc.	199,480	5,168,527
First Northwest Bancorp	159,416	2,056,466
FNB Corp., Pennsylvania	1,487,170	17,295,787
Greene County Bancorp, Inc.	159,955	4,608,304
Hanmi Financial Corp.	437,900	7,584,428
Independent Bank Corp.	117,270	2,238,684
Independent Bank Group, Inc.	44,620	1,882,964
International Bancshares Corp.	31,830	1,425,347
JPMorgan Chase & Co.	3,386,155	495,496,061
KBC Group NV	103,100	6,770,395
KeyCorp	5,563,094	63,029,855
M&T Bank Corp.	799,610	99,991,231
Nicolet Bankshares, Inc.	60,800	4,609,248
Orrstown Financial Services, Inc.	148,806	3,214,210
Piraeus Financial Holdings SA (b)	3,287,200	11,377,805
Plumas Bancorp	145,000	5,066,300
PNC Financial Services Group, Inc.	1,268,868	153,190,434
Popular, Inc.	21,930	1,497,380
Preferred Bank, Los Angeles	10,229	635,323
QCR Holdings, Inc.	148,400	7,785,064
Southern Missouri Bancorp, Inc.	88,700	3,752,010
Synovus Financial Corp.	307,450	9,518,652
The Bank of NT Butterfield & Son Ltd.	49,522	1,442,081
Truist Financial Corp.	973,642	29,744,763
U.S. Bancorp	2,911,340	106,351,250
UniCredit SpA	330,594	8,054,300
Union Bankshares, Inc.	30,712	684,878
United Community Bank, Inc.	517,268	13,966,236
Univest Corp. of Pennsylvania	489,100	8,798,909
Washington Trust Bancorp, Inc.	108,700	3,043,600
Webster Financial Corp.	563,231	23,886,627
Wells Fargo & Co.	17,005,619	702,162,009
West Bancorp., Inc.	109,200	2,022,384
Westamerica Bancorp.	20,815	916,484
Western Alliance Bancorp.	117,070	5,854,671
Wintrust Financial Corp.	152,830	11,861,136
Zions Bancorp NA	440,342	15,632,141
		2,496,890,152
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	335,321	44,936,367
Artisan Partners Asset Management, Inc. (c)	52,500	2,017,050
Banca Generali SpA	101,100	3,695,553
Bank of New York Mellon Corp.	760,268	34,113,225
BlackRock, Inc. Class A	225,280	157,817,651
Brookfield Corp. Class A	327,900	11,184,669
Cboe Global Markets, Inc.	94,372	14,128,432
Charles Schwab Corp.	15,600	922,740
CME Group, Inc.	186,300	37,759,284
Cohen & Steers, Inc. (c)	19,204	1,251,717
Diamond Hill Investment Group, Inc.	2,327	392,705
Donnelley Financial Solutions, Inc. (b)	18,423	907,701
Evercore, Inc. Class A	27,623	3,868,601
Federated Hermes, Inc.	315,353	10,961,670
Interactive Brokers Group, Inc.	205,566	18,722,951
Invesco Ltd.	584,300	9,302,056
KKR & Co. LP	699,507	43,936,035
Lazard Ltd. Class A	873,436	30,343,167
LPL Financial	28,100	6,479,579
MarketAxess Holdings, Inc.	76,000	18,310,680
Moelis & Co. Class A	47,149	2,235,334
Morgan Stanley	1,172,253	99,817,343
Northern Trust Corp.	1,161,666	88,367,933
Patria Investments Ltd.	246,876	3,559,952
Perella Weinberg Partners Class A (c)	517,690	5,451,276
Piper Jaffray Companies	20,980	3,125,600
PJT Partners, Inc.	55,974	4,421,386
Rathbone Brothers PLC	192,100	4,287,867
Raymond James Financial, Inc.	258,659	27,053,145
SEI Investments Co.	78,826	4,891,942
State Street Corp.	397,425	27,318,995
StepStone Group, Inc. Class A	280,453	8,657,584
Stifel Financial Corp.	84,400	5,487,688
UBS Group AG	1,437,558	38,397,174
Van Lanschot Kempen NV (Bearer)	5,800	172,010
Victory Capital Holdings, Inc.	20,851	717,691
Virtu Financial, Inc. Class A	253,983	4,759,641
Virtus Investment Partners, Inc.	27,330	5,660,043
		785,434,437
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	2,930,000	1,991,355
Discover Financial Services	215,342	19,395,854
FirstCash Holdings, Inc.	315,719	28,200,021
NerdWallet, Inc. (b)	73,440	660,960
OneMain Holdings, Inc.	831,491	34,515,191
Shriram Transport Finance Co. Ltd.	282,546	6,587,306
SLM Corp.	184,420	2,626,141
		93,976,828
Financial Services - 1.5%
Apollo Global Management, Inc.	644,083	56,254,209
Berkshire Hathaway, Inc.:
Class A (b)	39	21,322,275
Class B (b)	860,528	309,962,186
BFF Bank SpA (a)	693,800	7,455,511
Block, Inc. Class A (b)	531,900	30,664,035
Cannae Holdings, Inc. (b)	1,072,200	21,047,286
Cass Information Systems, Inc. (c)	8,961	343,565
Dlocal Ltd. (b)	769,800	16,504,512
Edenred SA	426,459	27,209,429
Essent Group Ltd.	888,765	44,633,778
EVERTEC, Inc.	179,687	7,110,215
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	45,170	7,603,014
Fidelity National Information Services, Inc.	309,057	17,263,924
Fiserv, Inc. (b)	434,289	52,718,342
FleetCor Technologies, Inc. (b)	115,838	31,476,660
Flywire Corp. (b)	146,990	5,082,914
Global Payments, Inc.	347,946	44,081,279
International Money Express, Inc. (b)	25,446	440,216
Jackson Financial, Inc. (c)	43,458	1,634,021
MasterCard, Inc. Class A	71,486	29,497,983
NMI Holdings, Inc. (b)	90,510	2,590,396
One97 Communications Ltd. (b)	2,040,200	21,063,175
PayPal Holdings, Inc. (b)	194,100	12,133,191
Radian Group, Inc.	404,822	10,962,580
The Western Union Co.	284,649	3,515,415
UWM Holdings Corp. Class A (c)	671,600	4,002,736
Visa, Inc. Class A	1,524,058	374,430,569
Voya Financial, Inc.	441,118	30,737,102
WEX, Inc. (b)	201,003	39,432,769
Worldline SA (a)(b)	341,817	11,149,130
Zenkoku Hosho Co. Ltd.	53,600	1,859,302
		1,244,181,719
Insurance - 1.3%
American Equity Investment Life Holding Co.	53,665	2,880,737
American Financial Group, Inc.	107,504	12,461,864
Arthur J. Gallagher & Co.	217,601	50,152,678
ASR Nederland NV	123,000	5,384,351
Assurant, Inc.	66,860	9,315,604
BRP Group, Inc. (b)	1,179,650	31,366,894
Chubb Ltd.	1,167,942	234,604,510
Db Insurance Co. Ltd.	69,730	4,299,854
Direct Line Insurance Group PLC	5,784,935	11,882,929
Enstar Group Ltd. (b)	19,360	4,903,694
Erie Indemnity Co. Class A	19,282	5,374,472
Everest Re Group Ltd.	166,953	60,216,608
Fairfax Financial Holdings Ltd. (sub. vtg.)	28,251	23,297,248
First American Financial Corp.	55,900	3,447,912
Globe Life, Inc.	158,524	17,686,523
Goosehead Insurance (b)	16,355	1,142,560
Hartford Financial Services Group, Inc.	494,064	35,483,676
Kinsale Capital Group, Inc.	16,772	6,685,822
Marsh & McLennan Companies, Inc.	338,074	65,921,049
NN Group NV	138,354	5,334,859
NN Group NV rights (b)(d)	138,354	168,027
Primerica, Inc.	268,854	54,028,900
Progressive Corp.	416,618	55,606,004
Prudential PLC	536,377	6,532,571
Reinsurance Group of America, Inc.	283,700	39,326,494
RLI Corp.	31,285	4,114,603
Selective Insurance Group, Inc.	114,000	11,309,940
Talanx AG	121,541	8,177,755
The Travelers Companies, Inc.	1,135,790	183,123,422
Unum Group	669,730	32,944,019
White Mountains Insurance Group Ltd. (c)	1,750	2,780,208
Willis Towers Watson PLC	298,600	61,738,536
		1,051,694,323
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (c)	202,556	2,007,330
Redwood Trust, Inc.	652,200	5,224,122
		7,231,452
TOTAL FINANCIALS		5,679,408,911
HEALTH CARE - 6.1%
Biotechnology - 0.6%
AbbVie, Inc.	50,000	7,348,000
Akero Therapeutics, Inc. (b)	265,000	13,151,950
Alnylam Pharmaceuticals, Inc. (b)	59,200	11,710,944
Amgen, Inc.	53,400	13,688,556
Arcutis Biotherapeutics, Inc. (b)(c)	6,606	56,415
Argenx SE ADR (b)	118,040	59,313,920
Ascendis Pharma A/S sponsored ADR (b)(c)	132,000	12,938,640
Avidity Biosciences, Inc. (b)	591,600	4,472,496
Beam Therapeutics, Inc. (b)	192,500	4,462,150
Blueprint Medicines Corp. (b)	545,218	27,184,569
Celldex Therapeutics, Inc. (b)	146,629	4,090,949
Century Therapeutics, Inc. (b)	27,180	67,406
Cerevel Therapeutics Holdings (b)	94,350	2,236,095
Cytokinetics, Inc. (b)(c)	662,650	23,152,991
Day One Biopharmaceuticals, Inc. (b)(c)	468,525	6,320,402
Essex Bio-Technology Ltd.	320,000	129,757
Exact Sciences Corp. (b)	197,200	16,499,724
Gilead Sciences, Inc.	150,540	11,513,299
Insmed, Inc. (b)	221,600	4,850,824
Intellia Therapeutics, Inc. (b)	169,000	6,334,120
Karuna Therapeutics, Inc. (b)	65,000	12,204,400
Keros Therapeutics, Inc. (b)	13,330	468,016
Krystal Biotech, Inc. (b)	24,600	3,062,208
Legend Biotech Corp. ADR (b)	420,000	29,131,200
Mineralys Therapeutics, Inc. (c)	33,900	435,276
Mirati Therapeutics, Inc. (b)	64,610	2,403,492
Natera, Inc. (b)	411,790	24,184,427
Poseida Therapeutics, Inc. (b)(c)	3,190	6,667
Prelude Therapeutics, Inc. (b)(c)	408,280	1,522,884
PTC Therapeutics, Inc. (b)	501,010	19,789,895
RAPT Therapeutics, Inc. (b)	101,830	1,944,953
Regeneron Pharmaceuticals, Inc. (b)	94,900	78,433,901
Repare Therapeutics, Inc. (b)(c)	161,940	1,580,534
Repligen Corp. (b)	115,000	19,999,650
Sarepta Therapeutics, Inc. (b)	120,800	14,618,008
United Therapeutics Corp. (b)	66,034	14,815,388
Vaxcyte, Inc. (b)	688,225	35,732,642
Vertex Pharmaceuticals, Inc. (b)	14,000	4,876,760
Verve Therapeutics, Inc. (b)(c)	343,200	4,416,984
Xencor, Inc. (b)	285,000	6,264,300
Zentalis Pharmaceuticals, Inc. (b)	320,930	8,523,901
		513,938,693
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	59,300	6,101,970
Atrion Corp.	1,040	483,704
Axonics Modulation Technologies, Inc. (b)	734,470	42,085,131
Becton, Dickinson & Co.	75,125	20,993,681
Boston Scientific Corp. (b)	5,204,109	280,709,639
Enovis Corp. (b)	31,980	1,792,159
Envista Holdings Corp. (b)	288,080	9,224,322
GE Healthcare Holding LLC	1,120,381	78,930,841
Glaukos Corp. (b)	130,000	9,768,200
Globus Medical, Inc. (b)	60,192	3,256,387
Haemonetics Corp. (b)	22,334	2,004,030
InBody Co. Ltd.	31,800	628,840
Inspire Medical Systems, Inc. (b)	79,200	17,968,896
Insulet Corp. (b)	155,000	29,715,050
Intuitive Surgical, Inc. (b)	28,000	8,755,040
iRhythm Technologies, Inc. (b)	100,000	10,337,000
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (c)	423,496	9,456,666
Lantheus Holdings, Inc. (b)	262,600	17,972,344
LeMaitre Vascular, Inc.	12,570	726,672
Masimo Corp. (b)	304,000	34,741,120
Merit Medical Systems, Inc. (b)	21,400	1,396,992
Neogen Corp. (b)	155,664	3,598,952
Penumbra, Inc. (b)	397,700	105,191,650
ResMed, Inc.	128,000	20,427,520
Stryker Corp.	106,000	30,056,300
Tactile Systems Technology, Inc. (b)	78,110	1,480,185
Tandem Diabetes Care, Inc. (b)	300,000	8,208,000
TransMedics Group, Inc. (b)	48,200	3,163,366
Utah Medical Products, Inc.	5,570	510,212
Value Added Technology Co. Ltd.	78,700	2,040,391
Vieworks Co. Ltd.	119,600	2,771,287
ViewRay, Inc. (b)(c)	788,420	10,573
		764,507,120
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (b)	313,460	24,167,766
AdaptHealth Corp. (b)	581,488	6,937,152
Addus HomeCare Corp. (b)	23,320	2,045,164
agilon health, Inc. (b)(c)	3,869,572	68,568,816
AMN Healthcare Services, Inc. (b)	54,272	4,796,559
Cardinal Health, Inc.	514,927	44,968,575
Centene Corp. (b)	3,191,800	196,774,470
Chemed Corp.	11,496	5,879,514
Cigna Group	1,368,075	377,944,400
Corvel Corp. (b)	7,031	1,521,860
CVS Health Corp.	2,474,793	161,282,260
Elevance Health, Inc.	302,634	133,767,254
Encompass Health Corp.	77,144	5,480,310
Guardant Health, Inc. (b)	160,300	6,264,524
HealthEquity, Inc. (b)	65,430	4,419,797
Henry Schein, Inc. (b)	104,789	8,020,550
Humana, Inc.	305,400	140,981,802
Laboratory Corp. of America Holdings	55,200	11,487,120
LifeStance Health Group, Inc. (b)(c)	405,220	3,326,856
McKesson Corp.	184,474	76,062,320
Modivcare, Inc. (b)	28,290	908,109
Molina Healthcare, Inc. (b)	42,000	13,025,040
National Research Corp. Class A	10,857	453,823
Owens & Minor, Inc. (b)	788,910	13,332,579
Privia Health Group, Inc. (b)	962,940	25,277,175
Quest Diagnostics, Inc.	55,600	7,311,400
Sinopharm Group Co. Ltd. (H Shares)	3,916,000	11,359,988
Surgery Partners, Inc. (b)	1,126,927	40,862,373
Tenet Healthcare Corp. (b)	51,394	3,986,119
The Ensign Group, Inc.	16,740	1,677,683
UnitedHealth Group, Inc.	1,209,430	576,390,149
Universal Health Services, Inc. Class B	171,906	23,155,738
		2,002,437,245
Health Care Technology - 0.1%
Doximity, Inc. (b)(c)	91,768	2,187,749
Evolent Health, Inc. (e)	500,000	12,117,250
Evolent Health, Inc. (b)	601,150	15,335,337
Health Catalyst, Inc. (b)	37,880	442,817
HealthStream, Inc.	18,634	391,873
Phreesia, Inc. (b)	509,700	14,511,159
Simulations Plus, Inc. (c)	12,443	553,589
		45,539,774
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (b)	768,000	39,820,800
Bruker Corp.	656,108	43,040,685
Danaher Corp.	677,700	179,590,500
Gerresheimer AG	130,000	16,901,764
ICON PLC (b)	41,400	10,761,516
IQVIA Holdings, Inc. (b)	167,000	37,179,210
Maravai LifeSciences Holdings, Inc. (b)	49,568	512,533
Medpace Holdings, Inc. (b)	19,475	5,263,508
Pacific Biosciences of California, Inc. (b)	362,450	4,088,436
Quanterix Corp. (b)	118,720	3,181,696
Thermo Fisher Scientific, Inc.	228,000	127,018,800
West Pharmaceutical Services, Inc.	48,500	19,734,650
		487,094,098
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (b)	274,050	7,730,951
AstraZeneca PLC:
(United Kingdom)	350,000	47,012,956
sponsored ADR	1,586,020	107,563,876
Axsome Therapeutics, Inc. (b)(c)	35,320	2,853,856
Bristol-Myers Squibb Co.	4,316,861	266,134,481
Daito Pharmaceutical Co. Ltd.	50,050	787,412
Dawnrays Pharmaceutical Holdings Ltd.	2,354,000	342,188
Edgewise Therapeutics, Inc. (b)(c)	275,350	1,720,938
Eli Lilly & Co.	374,200	207,381,640
Faes Farma SA	109,311	382,856
Genomma Lab Internacional SA de CV	1,000,000	811,120
GSK PLC sponsored ADR	1,407,127	49,432,372
Jazz Pharmaceuticals PLC (b)	55,900	8,013,824
Johnson & Johnson	1,096,396	177,265,305
Merck & Co., Inc.	480,000	52,310,400
Novo Nordisk A/S Series B	175,000	32,279,404
Prestige Brands Holdings, Inc. (b)	38,413	2,240,630
Roche Holding AG (participation certificate)	289,596	84,993,072
Royalty Pharma PLC	670,000	19,979,400
Sanofi SA	43,200	4,600,972
Sanofi SA sponsored ADR	2,311,450	122,922,911
UCB SA	190,000	17,058,994
Ventyx Biosciences, Inc. (b)	320,020	10,720,670
Verona Pharma PLC ADR (b)	91,710	1,781,925
		1,226,322,153
TOTAL HEALTH CARE		5,039,839,083
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
AerSale Corp. (b)(c)	215,390	3,189,926
Airbus Group NV	531,398	77,747,285
Cadre Holdings, Inc. (c)	652,960	17,251,203
General Dynamics Corp.	84,927	19,247,855
HEICO Corp. Class A	123,246	16,691,206
Howmet Aerospace, Inc.	643,400	31,828,998
Huntington Ingalls Industries, Inc.	103,731	22,854,014
Kratos Defense & Security Solutions, Inc. (b)	289,100	4,651,619
L3Harris Technologies, Inc.	287,300	51,165,257
Leonardo DRS, Inc. (b)	63,800	1,092,256
Lockheed Martin Corp.	322,700	144,682,545
MTU Aero Engines AG	27,900	6,528,676
Northrop Grumman Corp.	295,600	128,021,404
RTX Corp.	303,368	26,101,783
Safran SA	60,200	9,647,965
Textron, Inc.	65,300	5,074,463
The Boeing Co. (b)	1,188,202	266,192,894
TransDigm Group, Inc.	43,200	39,046,320
V2X, Inc. (b)	309,722	15,582,114
		886,597,783
Air Freight & Logistics - 0.2%
Compania de Distribucion Integral Logista Holdings SA	75,100	2,035,867
DHL Group	629,700	29,419,093
FedEx Corp.	154,183	40,244,847
Forward Air Corp.	19,341	1,369,730
United Parcel Service, Inc. Class B	651,660	110,391,204
		183,460,741
Building Products - 0.3%
A.O. Smith Corp.	93,515	6,779,838
Armstrong World Industries, Inc.	117,760	9,019,238
AZZ, Inc.	134,170	6,587,747
Builders FirstSource, Inc. (b)	150,593	21,842,009
Carlisle Companies, Inc.	194,540	51,167,911
Fortune Brands Home & Security, Inc.	321,329	22,178,128
Hayward Holdings, Inc. (b)	1,432,100	21,195,080
Johnson Controls International PLC	131,193	7,748,259
Masonite International Corp. (b)	111,800	11,482,978
Nihon Dengi Co. Ltd.	28,200	825,678
Nihon Flush Co. Ltd.	104,578	651,209
Trane Technologies PLC	464,600	95,363,796
UFP Industries, Inc.	39,890	4,162,522
		259,004,393
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	735,260	12,359,721
Brady Corp. Class A	34,186	1,724,342
CoreCivic, Inc. (b)	162,000	1,743,120
Ennis, Inc.	19,022	405,169
Montrose Environmental Group, Inc. (b)(c)	97,590	3,751,360
Rollins, Inc.	170,611	6,751,077
Takkt AG	158,494	2,309,838
The Brink's Co. (c)	332,900	25,237,149
UniFirst Corp.	5,075	893,860
VSE Corp.	165,826	9,410,626
		64,586,262
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (b)	82,560	2,437,997
Dycom Industries, Inc. (b)	53,770	5,373,236
EMCOR Group, Inc.	165,741	37,167,419
IES Holdings, Inc. (b)	40,070	3,004,449
Meisei Industrial Co. Ltd.	215,000	1,417,128
Raiznext Corp.	201,000	1,947,902
Willscot Mobile Mini Holdings (b)	852,300	34,961,346
		86,309,477
Electrical Equipment - 0.6%
Acuity Brands, Inc.	202,056	32,587,592
AMETEK, Inc.	606,300	96,710,913
AQ Group AB	149,700	5,742,704
Atkore, Inc. (b)	96,231	14,816,687
Eaton Corp. PLC	282,000	64,964,340
GrafTech International Ltd. (c)	1,341,000	4,747,140
Hubbell, Inc. Class B	115,124	37,536,180
nVent Electric PLC	188,081	10,634,100
Regal Rexnord Corp.	724,834	117,560,826
Shoals Technologies Group, Inc. (b)	278,760	5,485,997
Vertiv Holdings Co.	1,697,574	66,867,440
Vertiv Holdings LLC (b)(e)	600,000	23,634,000
		481,287,919
Ground Transportation - 0.4%
ArcBest Corp.	16,656	1,758,707
CSX Corp.	1,552,100	46,873,420
Knight-Swift Transportation Holdings, Inc. Class A	574,285	31,482,304
Landstar System, Inc.	199,700	37,905,057
Nikkon Holdings Co. Ltd.	28,200	644,067
Old Dominion Freight Lines, Inc.	172,800	73,849,536
RXO, Inc.	39,180	708,374
Saia, Inc. (b)	10,650	4,539,030
Stef SA	50,734	6,062,478
Uber Technologies, Inc. (b)	869,100	41,047,593
Union Pacific Corp.	237,300	52,341,261
Universal Logistics Holdings, Inc.	117,120	3,176,294
XPO, Inc. (b)	245,350	18,310,471
		318,698,592
Industrial Conglomerates - 0.8%
3M Co.	65,103	6,944,537
DCC PLC (United Kingdom)	93,800	5,141,594
General Electric Co. (f)	5,295,745	606,150,973
Honeywell International, Inc.	65,500	12,310,070
Mytilineos SA	85,200	3,458,955
Siemens AG	325,400	48,885,111
		682,891,240
Machinery - 1.1%
AGCO Corp.	224,900	29,131,297
Albany International Corp. Class A	14,875	1,379,210
Allison Transmission Holdings, Inc.	68,174	4,121,118
Barnes Group, Inc.	36,387	1,430,009
Beijer Alma AB (B Shares)	120,100	1,884,567
Caterpillar, Inc.	246,800	69,382,884
Chart Industries, Inc. (b)	162,100	29,272,018
Columbus McKinnon Corp. (NY Shares)	283,310	10,672,288
Crane Co.	222,480	20,272,378
Cummins, Inc.	41,342	9,510,314
Daiwa Industries Ltd.	317,400	3,089,030
Deere & Co.	155,100	63,736,794
Donaldson Co., Inc.	90,266	5,765,289
Dover Corp.	470,100	69,715,830
Ebara Jitsugyo Co. Ltd.	19,800	391,659
EnPro Industries, Inc.	48,470	6,610,823
ESAB Corp.	653,933	47,194,345
Estic Corp.	17,500	115,468
Federal Signal Corp.	138,620	8,448,889
Flowserve Corp.	1,001,831	39,642,453
Fortive Corp.	1,469,124	115,840,427
Graco, Inc.	121,813	9,615,918
Hillenbrand, Inc.	227,700	11,029,788
Hy-Lok Corp.	61,216	1,222,088
Ingersoll Rand, Inc.	1,043,900	72,665,879
ITT, Inc.	507,689	51,926,431
John Bean Technologies Corp.	34,660	3,809,481
JOST Werke AG (a)	82,700	4,268,565
Kadant, Inc.	8,597	1,889,105
Lincoln Electric Holdings, Inc.	42,559	8,190,905
Miller Industries, Inc.	12,100	484,000
Mueller Industries, Inc.	41,915	3,234,161
Nordson Corp.	45,440	11,093,722
NORMA Group AG	85,768	1,578,253
Omega Flex, Inc. (c)	2,232	186,818
Oshkosh Corp.	122,100	12,677,643
Otis Worldwide Corp.	112,104	9,590,497
Parker Hannifin Corp.	243,100	101,348,390
Pentair PLC	733,800	51,556,788
Snap-On, Inc.	39,181	10,524,017
Stanley Black & Decker, Inc.	93,132	8,789,798
Watts Water Technologies, Inc. Class A	19,667	3,712,540
Westinghouse Air Brake Tech Co.	137,114	15,428,067
		932,429,944
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd. (c)	219,500	3,000,565
Passenger Airlines - 0.1%
Copa Holdings SA Class A (c)	17,300	1,759,410
Delta Air Lines, Inc.	339,900	14,574,912
Jet2 PLC	262,443	3,507,482
JetBlue Airways Corp. (b)	2,220,300	13,144,176
Ryanair Holdings PLC sponsored ADR (b)	49,500	4,912,875
Sun Country Airlines Holdings, Inc. (b)	144,550	2,152,350
		40,051,205
Professional Services - 0.4%
Altech Corp.	57,500	1,009,743
ASGN, Inc. (b)	314,630	25,850,001
Barrett Business Services, Inc.	31,634	3,026,741
CACI International, Inc. Class A (b)	70,019	22,966,932
CBIZ, Inc. (b)	35,460	1,989,661
Concentrix Corp.	268,353	21,422,620
CRA International, Inc. (c)	52,456	5,698,295
Creek & River Co. Ltd.	20,000	297,742
CSG Systems International, Inc.	21,166	1,149,525
Dun & Bradstreet Holdings, Inc.	1,025,949	11,182,844
E-Credible Co. Ltd.	46,500	501,179
Equifax, Inc.	30,000	6,201,000
ExlService Holdings, Inc. (b)	207,905	6,077,063
Exponent, Inc.	37,325	3,354,025
First Advantage Corp. (c)	125,180	1,746,261
Franklin Covey Co. (b)	8,713	371,784
Genpact Ltd.	1,157,761	43,219,218
ICF International, Inc.	109,510	14,790,421
Insperity, Inc.	23,386	2,369,703
KBR, Inc. (c)	898,080	55,249,882
Kforce, Inc. (c)	288,198	18,055,605
Mastech Digital, Inc. (b)(c)	30,000	323,397
Maximus, Inc.	893,792	72,236,269
Paycom Software, Inc.	18,100	5,336,604
Paylocity Holding Corp. (b)	30,368	6,088,784
Quick Co. Ltd.	180,800	2,654,310
Robert Half, Inc.	79,975	5,914,951
Science Applications International Corp.	121,985	14,352,755
TrueBlue, Inc. (b)	49,390	747,271
Verra Mobility Corp. (b)	502,700	8,943,033
WDB Holdings Co. Ltd.	22,300	319,108
Will Group, Inc.	187,400	1,421,971
WNS Holdings Ltd. sponsored ADR (b)	76,485	4,998,295
		369,866,993
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (b)	67,500	4,152,600
Air Lease Corp. Class A	523,200	21,325,632
Applied Industrial Technologies, Inc.	90,290	13,938,067
Beacon Roofing Supply, Inc. (b)	220,009	17,567,719
Beijer Ref AB (B Shares) (c)	174,200	2,001,586
Boise Cascade Co.	15,400	1,684,298
Core & Main, Inc. (b)	446,670	14,668,643
Ferguson PLC	58,300	9,418,948
FTAI Aviation Ltd.	86,040	3,180,038
Global Industrial Co.	81,732	2,765,811
Green Cross Co. Ltd.	28,200	196,341
Itochu Corp.	290,200	10,914,288
Kamei Corp.	149,800	1,514,525
Mitani Shoji Co. Ltd.	272,500	2,558,404
Momentum Group Komponenter & Tjanster AB	162,700	1,420,662
MSC Industrial Direct Co., Inc. Class A	34,091	3,479,327
Rush Enterprises, Inc. Class A	220,050	9,112,271
Totech Corp.	18,400	662,676
Watsco, Inc. (c)	24,518	8,938,037
WESCO International, Inc.	177,600	28,744,560
		158,244,433
Transportation Infrastructure - 0.0%
Qingdao Port International Co. Ltd. (H Shares) (a)	3,070,814	1,574,104
TOTAL INDUSTRIALS		4,468,003,651
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	3,042,400	174,481,640
Juniper Networks, Inc.	250,444	7,292,929
Lumentum Holdings, Inc. (b)	278,910	15,097,398
NetScout Systems, Inc. (b)	52,116	1,492,081
		198,364,048
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries, Inc.	187,960	22,192,437
Amphenol Corp. Class A	562,000	49,669,560
Avnet, Inc.	156,900	7,962,675
Badger Meter, Inc.	22,627	3,757,892
Belden, Inc.	92,252	8,662,463
CDW Corp.	86,700	18,306,705
Cognex Corp.	385,887	18,167,560
Coherent Corp. (b)	163,760	6,162,289
Crane Nxt Co. (c)	269,890	16,020,670
CTS Corp.	21,061	940,374
Daido Signal Co. Ltd.	48,348	139,898
Daiwabo Holdings Co. Ltd.	160,000	3,251,796
Elematec Corp.	20,600	264,340
ePlus, Inc. (b)	41,290	2,740,830
Fabrinet (b)	62,381	10,028,993
Flex Ltd. (b)	473,300	13,058,347
Insight Enterprises, Inc. (b)	217,245	34,778,752
IPG Photonics Corp. (b)	24,855	2,693,288
Jabil, Inc.	139,400	15,950,148
Kingboard Chemical Holdings Ltd.	707,000	1,604,698
Makus, Inc.	287,084	2,379,158
Maruwa Ceramic Co. Ltd.	15,100	2,815,650
Methode Electronics, Inc. Class A	295,500	9,529,875
Napco Security Technologies, Inc.	147,007	3,642,833
Redington (India) Ltd.	1,034,288	1,961,418
Riken Keiki Co. Ltd.	17,700	642,331
Sanmina Corp. (b)	45,115	2,512,906
TD SYNNEX Corp.	141,800	14,428,150
Thinking Electronic Industries Co. Ltd.	197,000	945,956
TTM Technologies, Inc. (b)	315,450	4,700,205
Vishay Precision Group, Inc. (b)	125,912	4,535,350
Vontier Corp.	317,300	9,966,393
		294,413,940
IT Services - 0.6%
Accenture PLC Class A	86,900	28,135,613
Amdocs Ltd.	1,093,603	97,549,388
Avant Group Corp.	180,500	1,755,438
Capgemini SA	311,200	58,076,542
Cognizant Technology Solutions Corp. Class A	734,000	52,561,740
Digitalocean Holdings, Inc. (b)(c)	76,970	2,082,039
DTS Corp.	109,500	2,430,908
EPAM Systems, Inc. (b)	134,400	34,808,256
Future Corp.	27,500	294,288
GoDaddy, Inc. (b)	229,200	16,619,292
Hackett Group, Inc. (c)	17,791	419,334
IBM Corp.	58,082	8,528,180
MongoDB, Inc. Class A (b)	180,800	68,939,040
Perficient, Inc. (b)	111,580	7,117,688
Shopify, Inc. Class A (b)	228,600	15,199,614
Snowflake, Inc. (b)	144,000	22,586,400
TDC Soft, Inc.	182,200	2,123,861
Twilio, Inc. Class A (b)	838,300	53,408,093
Wix.com Ltd. (b)	192,900	19,052,733
		491,688,447
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (b)	555,200	58,695,744
Analog Devices, Inc.	78,126	14,201,744
Applied Materials, Inc.	155,818	23,802,758
ASML Holding NV (Netherlands)	49,900	32,810,655
Axcelis Technologies, Inc. (b)	25,338	4,868,697
Broadcom, Inc.	27,700	25,564,053
Cirrus Logic, Inc. (b)	199,043	16,329,488
Diodes, Inc. (b)	107,980	8,838,163
FormFactor, Inc. (b)	55,559	1,962,344
Ichor Holdings Ltd. (b)	112,290	4,113,183
Impinj, Inc. (b)(c)	8,420	560,519
Kulicke & Soffa Industries, Inc.	42,803	2,214,199
Lam Research Corp.	116,100	81,548,640
Lattice Semiconductor Corp. (b)	105,957	10,305,378
MACOM Technology Solutions Holdings, Inc. (b)	52,481	4,437,793
Marvell Technology, Inc.	1,518,811	88,470,741
MaxLinear, Inc. Class A (b)	208,956	4,910,466
Micron Technology, Inc.	1,393,950	97,492,863
MKS Instruments, Inc.	140,800	14,112,384
Nova Ltd. (b)(c)	25,980	3,349,861
NVE Corp. (c)	3,282	290,293
NVIDIA Corp.	1,298,336	640,793,733
NXP Semiconductors NV	240,742	49,525,444
Onto Innovation, Inc. (b)	51,500	7,157,470
Parade Technologies Ltd.	54,000	1,521,891
Photronics, Inc. (b)	47,739	1,134,279
Power Integrations, Inc.	44,055	3,701,501
Qualcomm, Inc.	485,175	55,567,093
Renesas Electronics Corp. (b)	2,202,400	36,691,256
Semtech Corp. (b)	46,822	1,224,395
SiTime Corp. (b)	48,740	6,467,311
Sitronix Technology Corp.	20,000	156,922
Skyworks Solutions, Inc.	90,300	9,819,222
SMART Global Holdings, Inc. (b)(c)	290,570	7,505,423
SolarEdge Technologies, Inc. (b)	242,700	39,455,739
Synaptics, Inc. (b)	50,140	4,389,256
Taiwan Semiconductor Manufacturing Co. Ltd.	3,443,000	59,130,288
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	222,500	20,819,325
Topco Scientific Co. Ltd.	906,455	4,921,593
Universal Display Corp.	28,317	4,603,212
		1,453,465,319
Software - 3.6%
Adobe, Inc. (b)	450,210	251,820,461
American Software, Inc. Class A	23,535	271,359
Autodesk, Inc. (b)	315,167	69,948,164
Blackbaud, Inc. (b)	288,817	21,981,862
BlackLine, Inc. (b)	87,660	5,264,860
CCC Intelligent Solutions Holdings, Inc. (b)(e)	134,385	1,437,920
CommVault Systems, Inc. (b)	34,445	2,352,938
Cresco Ltd.	317,400	4,144,885
Dolby Laboratories, Inc. Class A (c)	46,396	3,919,070
DoubleVerify Holdings, Inc. (b)	101,700	3,438,477
Elastic NV (b)	837,986	51,854,574
EngageSmart, Inc. (b)	22,982	407,011
Envestnet, Inc. (b)	100	5,463
Five9, Inc. (b)	630,683	45,642,529
Gen Digital, Inc.	3,773,500	76,413,375
HubSpot, Inc. (b)	99,900	54,597,348
Informatica, Inc. (b)(c)	29,599	620,099
Intuit, Inc.	260,000	140,870,600
Manhattan Associates, Inc. (b)	48,315	9,789,585
Microsoft Corp.	5,237,902	1,716,774,760
New Relic, Inc. (b)	72,540	6,173,879
Open Text Corp. (c)	125,400	5,053,308
Open Text Corp. (c)	816,000	32,852,160
Progress Software Corp.	31,697	1,928,445
PTC, Inc. (b)	213,743	31,456,557
Qualys, Inc. (b)	67,655	10,530,501
Rapid7, Inc. (b)	200,870	10,121,839
Salesforce, Inc. (b)	635,470	140,731,186
SAP SE sponsored ADR (c)	473,855	66,192,805
Synopsys, Inc. (b)	131,100	60,160,479
System Information Co. Ltd.	48,000	246,112
System Research Co. Ltd.	147,000	2,571,325
Telos Corp. (b)	149,560	390,352
Tenable Holdings, Inc. (b)	1,136,508	51,563,368
Varonis Systems, Inc. (b)	330,700	10,559,251
VMware, Inc. Class A (b)	108,688	18,344,361
Workday, Inc. Class A (b)	187,923	45,947,174
Workiva, Inc. (b)	271,180	30,331,483
		2,986,709,925
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	6,521,957	1,225,280,062
Avid Technology, Inc. (b)	166,805	4,447,021
Dell Technologies, Inc.	378,353	21,278,573
MCJ Co. Ltd.	672,000	5,496,271
Pure Storage, Inc. Class A (b)	60,490	2,213,329
Samsung Electronics Co. Ltd.	485,840	24,531,910
Seagate Technology Holdings PLC	387,600	27,438,204
TSC Auto ID Technology Corp.	47,290	361,395
Western Digital Corp. (b)	213,000	9,585,000
		1,320,631,765
TOTAL INFORMATION TECHNOLOGY		6,745,273,444
MATERIALS - 1.3%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	81,500	24,082,435
Axalta Coating Systems Ltd. (b)	366,700	10,377,610
C. Uyemura & Co. Ltd.	77,700	5,089,391
Cabot Corp.	449,600	32,578,016
Celanese Corp. Class A	210,100	26,548,236
Chemtrade Logistics Income Fund (c)	735,800	4,634,146
Corteva, Inc.	364,100	18,390,691
DuPont de Nemours, Inc.	2,003,375	154,039,504
Element Solutions, Inc.	1,080,912	22,288,405
Huntsman Corp.	364,754	10,165,694
Innospec, Inc.	19,145	2,056,556
Linde PLC	261,500	101,210,960
LSB Industries, Inc. (b)	39,218	396,886
LyondellBasell Industries NV Class A	599,300	59,192,861
Methanex Corp. (c)	73,576	3,130,659
Minerals Technologies, Inc.	25,086	1,532,755
NewMarket Corp.	5,175	2,430,387
Nutrien Ltd.	62,100	3,933,643
Olin Corp.	1,042,570	60,489,911
Quaker Houghton (c)	28,410	5,042,207
Scientex Bhd	1,245,100	1,014,327
Scientex Bhd warrants 1/14/26 (b)	118,080	17,305
Sherwin-Williams Co.	15,300	4,157,316
Soulbrain Co. Ltd.	22,500	3,863,455
The Chemours Co. LLC	1,485,336	50,531,131
Tronox Holdings PLC	1,543,661	21,055,536
Westlake Corp.	38,600	5,055,828
		633,305,851
Construction Materials - 0.1%
Eagle Materials, Inc.	94,771	17,942,046
Martin Marietta Materials, Inc.	27,500	12,276,275
RHI Magnesita NV	59,900	2,148,959
Summit Materials, Inc.	144,709	5,413,564
Vertex Corp.	33,600	348,944
Vulcan Materials Co.	59,000	12,876,750
Wienerberger AG	220,613	6,085,800
		57,092,338
Containers & Packaging - 0.1%
Aptargroup, Inc.	120,068	15,916,214
Crown Holdings, Inc.	143,960	13,339,334
Graphic Packaging Holding Co.	573,020	12,743,965
Greif, Inc. Class A	393,300	28,549,647
Mayr-Melnhof Karton AG	23,400	3,318,892
Packaging Corp. of America	61,000	9,095,100
Silgan Holdings, Inc.	42,400	1,913,512
Vidrala SA	5,512	518,798
		85,395,462
Metals & Mining - 0.4%
Arch Resources, Inc.	13,329	1,740,767
ATI, Inc. (b)	82,570	3,742,898
Commercial Metals Co.	211,300	11,894,077
Constellium NV (b)	354,560	6,382,080
First Quantum Minerals Ltd. (c)	3,850,201	103,435,684
Franco-Nevada Corp.	69,600	10,026,892
Freeport-McMoRan, Inc.	2,879,517	114,921,523
Horizonte Minerals PLC (b)	1,410,400	2,331,637
Ivanhoe Mines Ltd. (b)	985,100	8,763,249
Lundin Mining Corp.	2,456,600	19,053,558
Major Drilling Group International, Inc. (b)	360,400	2,320,515
Mount Gibson Iron Ltd. (b)	6,346,597	1,850,525
Newmont Corp.	393,100	15,496,002
Reliance Steel & Aluminum Co.	38,300	10,913,968
		312,873,375
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. (c)	42,870	2,678,518
Stella-Jones, Inc.	54,600	2,650,395
Sylvamo Corp.	24,713	1,032,262
		6,361,175
TOTAL MATERIALS		1,095,028,201
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.	7,300	849,282
American Homes 4 Rent Class A	704,900	25,404,596
American Tower Corp.	302,799	54,903,515
Apartment Income (REIT) Corp.	683,014	23,263,457
Apartment Investment & Management Co. Class A	83,941	638,791
Apple Hospitality (REIT), Inc.	208,640	3,133,773
Armada Hoffler Properties, Inc.	265,020	3,018,578
Corporate Office Properties Trust (SBI)	323,700	8,377,356
Crown Castle International Corp.	310,810	31,236,405
CubeSmart	40,000	1,668,400
Digital Realty Trust, Inc.	222,500	29,307,700
Equinix, Inc.	63,995	50,004,413
Equity Lifestyle Properties, Inc.	630,000	42,184,800
Essex Property Trust, Inc.	94,100	22,432,499
Extra Space Storage, Inc.	23,212	2,986,920
Four Corners Property Trust, Inc.	176,260	4,434,702
Gaming & Leisure Properties	370,900	17,580,660
Invitation Homes, Inc.	638,400	21,763,056
LXP Industrial Trust (REIT)	3,493,151	34,302,743
Mid-America Apartment Communities, Inc.	206,000	29,917,380
Outfront Media, Inc.	191,790	2,176,817
Plymouth Industrial REIT, Inc.	1,245,510	28,534,634
Postal Realty Trust, Inc.	129,270	1,865,366
Prologis (REIT), Inc.	410,600	50,996,520
RLJ Lodging Trust	470,589	4,701,184
Ryman Hospitality Properties, Inc.	36,040	3,064,481
Simon Property Group, Inc.	437,735	49,678,545
Spirit Realty Capital, Inc.	65,600	2,532,816
Universal Health Realty Income Trust (SBI)	9,340	435,524
Urban Edge Properties	283,810	4,643,132
Ventas, Inc.	303,000	13,235,040
Welltower, Inc.	364,400	30,201,472
		599,474,557
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	26,800	530,308
CBRE Group, Inc. (b)	445,300	37,872,765
Cushman & Wakefield PLC (b)(c)	2,147,835	19,738,604
Jones Lang LaSalle, Inc. (b)(c)	131,447	22,714,042
Newmark Group, Inc.	2,151,000	15,250,590
Zillow Group, Inc. Class C (b)	128,400	6,697,344
		102,803,653
TOTAL REAL ESTATE		702,278,210
UTILITIES - 1.4%
Electric Utilities - 1.0%
Allete, Inc.	393,980	21,629,502
Constellation Energy Corp.	931,755	97,051,601
Duke Energy Corp.	104,400	9,270,720
Edison International	1,243,100	85,587,435
Entergy Corp.	126,500	12,049,125
Evergy, Inc.	811,464	44,606,176
FirstEnergy Corp.	344,900	12,440,543
IDACORP, Inc.	187,615	17,981,022
NextEra Energy, Inc.	1,683,600	112,464,480
NRG Energy, Inc.	244,100	9,165,955
OGE Energy Corp.	534,800	18,209,940
PG&E Corp. (b)	12,149,666	198,039,556
Pinnacle West Capital Corp.	124,000	9,581,480
Portland General Electric Co.	187,700	8,232,522
PPL Corp.	645,600	16,088,352
Southern Co.	2,486,166	168,388,023
		840,786,432
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares (c)	375,810	14,600,219
China Resource Gas Group Ltd.	262,200	737,217
New Jersey Resources Corp. (c)	57,805	2,437,637
		17,775,073
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (c)	110,903	3,099,739
Energy Harbor Corp. (b)	59,500	4,700,500
The AES Corp.	3,147,700	56,438,261
Vistra Corp.	298,500	9,378,870
		73,617,370
Multi-Utilities - 0.3%
Dominion Energy, Inc.	1,629,317	79,087,047
DTE Energy Co.	93,300	9,645,354
National Grid PLC	3,419,200	42,679,844
NiSource, Inc.	465,200	12,448,752
Public Service Enterprise Group, Inc.	198,400	12,118,272
Sempra	828,300	58,163,226
		214,142,495
Water Utilities - 0.0%
American Water Works Co., Inc.	117,900	16,357,446
Consolidated Water Co., Inc.	11,089	295,411
		16,652,857
TOTAL UTILITIES		1,162,974,227
TOTAL COMMON STOCKS (Cost $27,616,636,218)		35,537,164,113

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b)	740,200	11,576,728
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	1,852,410	75,499,289
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $89,655,850)		87,076,017

Nonconvertible Bonds - 0.5%
	Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc. 0.9% 3/25/24	3,000,000	2,917,622
NTT Finance Corp. 0.583% 3/1/24 (a)	2,000,000	1,948,558
Verizon Communications, Inc. 0.75% 3/22/24	1,000,000	972,744
		5,838,924
Media - 0.0%
Magallanes, Inc. 3.638% 3/15/25	3,000,000	2,902,561
Wireless Telecommunication Services - 0.0%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	2,000,000	1,933,406
TOTAL COMMUNICATION SERVICES		10,674,891
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.0568% 4/1/25 (a)(h)(i)	1,000,000	1,006,020
Daimler Finance North America LLC:
4.95% 3/30/25 (a)	2,500,000	2,487,190
5.5% 11/27/24 (a)	1,000,000	998,502
General Motors Financial Co., Inc.:
1.2% 10/15/24	3,000,000	2,844,225
3.95% 4/13/24	3,000,000	2,960,640
4.35% 4/9/25	3,000,000	2,925,911
Volkswagen Group of America Finance LLC 3.95% 6/6/25 (a)	3,000,000	2,911,808
		16,134,296
Specialty Retail - 0.0%
AutoZone, Inc.:
3.125% 4/21/26	1,500,000	1,423,558
3.625% 4/15/25	3,000,000	2,909,987
Lowe's Companies, Inc.:
4% 4/15/25	1,500,000	1,465,888
4.8% 4/1/26	225,000	222,393
Ross Stores, Inc. 0.875% 4/15/26	1,500,000	1,339,642
		7,361,468
TOTAL CONSUMER DISCRETIONARY		23,495,764
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. 3.6% 5/9/24	3,000,000	2,953,818
Consumer Staples Distribution & Retail - 0.0%
7-Eleven, Inc. 0.8% 2/10/24 (a)	2,000,000	1,954,661
Dollar General Corp. 4.25% 9/20/24	3,000,000	2,952,809
Dollar Tree, Inc. 4% 5/15/25	1,500,000	1,455,230
		6,362,700
Food Products - 0.0%
JDE Peet's BV 0.8% 9/24/24 (a)	2,000,000	1,884,887
Tobacco - 0.0%
BAT Capital Corp. 3.222% 8/15/24	3,000,000	2,925,584
Imperial Tobacco Finance PLC 3.5% 7/26/26 (a)	1,000,000	939,447
Philip Morris International, Inc.:
2.875% 5/1/24	3,000,000	2,944,576
5.125% 11/15/24	2,200,000	2,189,092
Reynolds American, Inc. 4.45% 6/12/25	4,000,000	3,913,299
		12,911,998
TOTAL CONSUMER STAPLES		24,113,403
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	1,000,000	904,520
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,000,000	1,873,637
DCP Midstream Operating LP 5.375% 7/15/25	3,000,000	2,970,044
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.936% 2/16/24 (h)(i)	3,000,000	3,002,212
Energy Transfer LP:
2.9% 5/15/25	2,000,000	1,900,807
4.25% 4/1/24	3,000,000	2,968,190
5.875% 1/15/24	3,000,000	2,997,516
Hess Corp. 3.5% 7/15/24	1,500,000	1,468,519
MPLX LP 4% 2/15/25	2,000,000	1,947,860
Phillips 66 Co. 3.85% 4/9/25	2,000,000	1,946,035
Pioneer Natural Resources Co. 1.125% 1/15/26	1,500,000	1,359,763
The Williams Companies, Inc.:
3.9% 1/15/25	3,000,000	2,925,736
4.55% 6/24/24	3,000,000	2,967,800
5.4% 3/2/26	312,000	311,503
		28,639,622
TOTAL ENERGY		29,544,142
FINANCIALS - 0.3%
Banks - 0.2%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (h)(i)	2,000,000	1,973,710
0.81% 10/24/24 (h)	3,000,000	2,976,755
3.366% 1/23/26 (h)	3,000,000	2,893,169
3.458% 3/15/25 (h)	3,000,000	2,957,265
3.95% 4/21/25	3,000,000	2,903,838
Bank of Nova Scotia 5.45% 6/12/25	2,000,000	1,988,322
Barclays PLC:
1.007% 12/10/24 (h)	3,000,000	2,958,531
2.852% 5/7/26 (h)	1,000,000	945,122
3.932% 5/7/25 (h)	3,000,000	2,956,142
7.325% 11/2/26 (h)	1,500,000	1,534,168
BNP Paribas SA 2.219% 6/9/26 (a)(h)	1,500,000	1,401,357
BPCE SA 5.975% 1/18/27 (a)(h)	3,000,000	2,984,801
Canadian Imperial Bank of Commerce 3.945% 8/4/25	2,000,000	1,938,145
Citigroup, Inc.:
0.981% 5/1/25 (h)	2,000,000	1,931,518
2.014% 1/25/26 (h)	1,500,000	1,419,037
3.106% 4/8/26 (h)	2,000,000	1,914,026
Citizens Bank NA 4.119% 5/23/25 (h)	3,000,000	2,895,823
Danske Bank A/S:
3.773% 3/28/25 (a)(h)	1,020,000	1,003,831
6.466% 1/9/26 (a)(h)	1,960,000	1,960,897
DNB Bank ASA:
0.856% 9/30/25 (a)(h)	1,000,000	947,282
2.968% 3/28/25 (a)(h)	3,000,000	2,948,641
Fifth Third Bancorp:
2.375% 1/28/25	3,000,000	2,854,684
3.65% 1/25/24	1,500,000	1,485,828
HSBC Holdings PLC:
0.976% 5/24/25 (h)	3,000,000	2,883,435
1.162% 11/22/24 (h)	3,000,000	2,963,675
1.645% 4/18/26 (h)	1,000,000	931,459
3.803% 3/11/25 (h)	3,000,000	2,962,455
Huntington Bancshares, Inc. 2.625% 8/6/24	1,000,000	965,888
Huntington National Bank 5.699% 11/18/25 (h)	1,792,000	1,757,618
Intesa Sanpaolo SpA 3.25% 9/23/24 (a)	3,000,000	2,895,955
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2229% 2/24/26 (h)(i)	3,000,000	3,001,817
0.563% 2/16/25 (h)	3,000,000	2,924,802
3.22% 3/1/25 (h)	3,000,000	2,958,505
3.845% 6/14/25 (h)	3,000,000	2,946,016
4.023% 12/5/24 (h)	3,000,000	2,984,356
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.5125% 6/14/24 (h)(i)	3,000,000	2,941,596
KeyCorp 3.878% 5/23/25 (h)	1,500,000	1,431,333
Lloyds Banking Group PLC 5.985% 8/7/27 (h)	845,000	844,135
Mitsubishi UFJ Financial Group, Inc. 0.953% 7/19/25 (h)	2,000,000	1,911,439
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (h)	3,000,000	2,998,967
1.234% 5/22/27 (h)	1,000,000	885,054
2.226% 5/25/26 (h)	2,000,000	1,869,958
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	941,000	928,814
5.479% 7/16/25	2,000,000	2,002,753
NatWest Group PLC:
3.875% 9/12/23	1,500,000	1,499,461
5.847% 3/2/27 (h)	1,288,000	1,280,353
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.6522% 3/22/25 (a)(h)(i)	2,000,000	2,014,245
0.8% 8/12/24 (a)	3,000,000	2,862,522
Rabobank Nederland New York Branch 3.875% 8/22/24	2,000,000	1,963,799
Royal Bank of Canada 2.55% 7/16/24	2,000,000	1,946,077
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,000,000	2,935,477
4.26% 6/9/25 (h)	3,000,000	2,940,799
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3207% 1/21/26 (a)(h)(i)	3,000,000	2,981,389
3.875% 3/28/24 (a)	3,000,000	2,957,690
Sumitomo Mitsui Financial Group, Inc.:
2.696% 7/16/24	1,500,000	1,459,850
5.464% 1/13/26	3,000,000	2,990,420
The Toronto-Dominion Bank 1.2% 6/3/26	1,000,000	891,651
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.5876% 6/9/25 (h)(i)	3,000,000	2,924,970
U.S. Bancorp 3.1% 4/27/26	1,500,000	1,407,666
Wells Fargo & Co.:
0.805% 5/19/25 (h)	2,500,000	2,406,441
2.164% 2/11/26 (h)	1,000,000	945,466
2.406% 10/30/25 (h)	3,000,000	2,876,730
3% 2/19/25	3,000,000	2,885,137
		137,933,065
Capital Markets - 0.1%
Bank of New York, New York 5.224% 11/21/25 (h)	690,000	686,029
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (h)	3,000,000	2,905,890
3.961% 11/26/25 (h)	3,000,000	2,895,918
7.146% 7/13/27 (h)	720,000	730,770
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.9752% 1/24/25 (h)(i)	2,000,000	1,997,071
1.757% 1/24/25 (h)	2,000,000	1,962,900
3.625% 2/20/24	2,000,000	1,978,620
Intercontinental Exchange, Inc. 3.65% 5/23/25	1,500,000	1,454,115
Moody's Corp.:
3.75% 3/24/25	3,000,000	2,919,534
4.875% 2/15/24	1,800,000	1,800,012
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9247% 1/24/25 (h)(i)	3,000,000	2,994,756
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4155% 4/17/25 (h)(i)	2,000,000	2,005,165
0.79% 5/30/25 (h)	3,000,000	2,876,344
0.791% 1/22/25 (h)	3,000,000	2,934,545
3.62% 4/17/25 (h)	3,000,000	2,954,063
NASDAQ, Inc. 5.65% 6/28/25	318,000	318,280
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.8875% 5/12/26 (a)(h)(i)	2,000,000	2,016,193
4.49% 8/5/25 (a)(h)	2,000,000	1,967,485
		37,397,690
Consumer Finance - 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.15% 10/29/23	2,000,000	1,984,675
1.65% 10/29/24	3,000,000	2,852,153
1.75% 1/30/26	1,000,000	904,823
6.5% 7/15/25	1,500,000	1,507,143
Ally Financial, Inc.:
3.875% 5/21/24	3,000,000	2,941,386
5.125% 9/30/24	3,000,000	2,953,728
5.8% 5/1/25	2,000,000	1,969,995
7.1% 11/15/27	1,620,000	1,641,244
American Express Co. 5.389% 7/28/27 (h)	1,700,000	1,689,916
Capital One Financial Corp.:
1.343% 12/6/24 (h)	2,000,000	1,971,305
3.3% 10/30/24	3,000,000	2,913,711
4.166% 5/9/25 (h)	2,000,000	1,962,260
4.985% 7/24/26 (h)	1,500,000	1,466,147
Ford Motor Credit Co. LLC:
6.95% 3/6/26	65,000	65,164
6.95% 6/10/26	2,000,000	2,002,550
Hyundai Capital America 5.8% 6/26/25 (a)	2,000,000	2,002,403
Synchrony Financial:
4.5% 7/23/25	3,000,000	2,862,517
4.875% 6/13/25	3,000,000	2,892,581
		36,583,701
Financial Services - 0.0%
AIG Global Funding:
0.9% 9/22/25 (a)	2,000,000	1,814,781
5.75% 7/2/26 (a)	2,000,000	1,990,716
Athene Global Funding:
1.608% 6/29/26 (a)	2,500,000	2,170,789
1.716% 1/7/25 (a)	3,000,000	2,809,995
Corebridge Financial, Inc. 3.5% 4/4/25	1,500,000	1,441,444
Jackson Financial, Inc. 1.125% 11/22/23	2,000,000	1,979,424
		12,207,149
Insurance - 0.0%
Equitable Financial Life Global Funding 1.1% 11/12/24 (a)	3,000,000	2,831,358
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	3,000,000	2,968,746
MassMutual Global Funding II 4.5% 4/10/26 (a)	2,000,000	1,964,122
		7,764,226
TOTAL FINANCIALS		231,885,831
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Amgen, Inc.:
5.15% 3/2/28	342,000	341,643
5.25% 3/2/25	2,000,000	1,991,481
		2,333,124
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.363% 6/6/24	3,000,000	2,943,069
Boston Scientific Corp. 1.9% 6/1/25	3,000,000	2,817,976
		5,761,045
Health Care Providers & Services - 0.0%
Cigna Group:
0.613% 3/15/24	3,000,000	2,918,555
4.125% 11/15/25	1,500,000	1,461,615
CVS Health Corp. 5% 2/20/26	2,000,000	1,984,615
		6,364,785
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24	3,000,000	2,843,739
Pharmaceuticals - 0.0%
AstraZeneca Finance LLC 0.7% 5/28/24	1,500,000	1,448,204
Bristol-Myers Squibb Co. 2.9% 7/26/24	3,000,000	2,931,694
GSK Consumer Healthcare Capital 3.125% 3/24/25	1,000,000	961,826
Viatris, Inc. 1.65% 6/22/25	3,000,000	2,775,886
		8,117,610
TOTAL HEALTH CARE		25,420,303
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,004,858
The Boeing Co.:
1.95% 2/1/24	3,000,000	2,949,611
4.875% 5/1/25	3,000,000	2,958,525
		7,912,994
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	3,000,000	2,853,728
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.2% 3/15/25	1,500,000	1,450,539
Ground Transportation - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,000,000	2,843,625
Machinery - 0.0%
Daimler Trucks Finance North America LLC 5.2% 1/17/25 (a)	610,000	605,764
Otis Worldwide Corp. 2.056% 4/5/25	3,000,000	2,842,705
Parker Hannifin Corp. 3.65% 6/15/24	1,500,000	1,474,077
		4,922,546
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.3% 2/1/25	3,000,000	2,839,184
3.375% 7/1/25	3,000,000	2,858,198
		5,697,382
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	4,500,000	4,245,967
6.375% 5/4/28 (a)	571,000	566,407
		4,812,374
TOTAL INDUSTRIALS		30,493,188
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 5.85% 7/15/25	1,500,000	1,501,882
Software - 0.0%
Roper Technologies, Inc.:
1% 9/15/25	2,000,000	1,831,850
2.35% 9/15/24	2,000,000	1,932,402
VMware, Inc. 1% 8/15/24	2,000,000	1,911,443
		5,675,695
TOTAL INFORMATION TECHNOLOGY		7,177,577
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,500,000	1,501,256
Nutrien Ltd. 5.9% 11/7/24	1,996,000	1,995,343
		3,496,599
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle International Corp. 4% 3/1/27	2,000,000	1,898,552
Federal Realty OP LP 3.95% 1/15/24	3,000,000	2,976,577
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,000,000	2,925,313
Ventas Realty LP 3.5% 4/15/24	3,000,000	2,950,809
WP Carey, Inc. 4.6% 4/1/24	3,000,000	2,976,433
		13,727,684
UTILITIES - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp. 2.65% 9/1/26	1,000,000	925,225
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.5115% 6/28/24 (h)(i)	2,000,000	1,990,398
Pennsylvania Electric Co. 5.15% 3/30/26 (a)	576,000	566,666
Southern California Edison Co. 3.7% 8/1/25	1,500,000	1,449,776
Tampa Electric Co. 3.875% 7/12/24	2,000,000	1,968,080
		6,900,145
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 3.3% 7/15/25 (a)	2,000,000	1,901,739
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9575% 5/13/24 (h)(i)	3,000,000	2,999,242
DTE Energy Co. 4.22% 11/1/24	3,000,000	2,942,438
NiSource, Inc. 0.95% 8/15/25	3,000,000	2,749,952
Puget Energy, Inc. 3.65% 5/15/25	2,000,000	1,919,719
		10,611,351
TOTAL UTILITIES		19,413,235
TOTAL NONCONVERTIBLE BONDS (Cost $419,368,577)		419,442,617

U.S. Treasury Obligations - 0.2%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.72% 1/25/24	5,649,700	5,528,635
U.S. Treasury Notes:
3.5% 9/15/25	10,000,000	9,739,844
3.625% 5/31/28 (j)	46,722,200	45,440,989
3.875% 1/15/26 (j)(k)	82,029,300	80,478,434
4.125% 6/15/26	31,040,700	30,681,792
4.25% 12/31/24	34,743,600	34,318,805
4.5% 7/15/26	13,194,400	13,170,691
TOTAL U.S. TREASURY OBLIGATIONS (Cost $221,553,823)		219,359,190

Asset-Backed Securities - 0.0%
	Principal Amount (g)	Value ($)
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	863,000	858,011
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A3, 5.47% 2/25/28	247,000	247,794
Carmax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,534,000	1,522,991
Carmx 2023-3 A3 Series 2023-3 Class A3, 5.28% 5/15/28	1,154,000	1,153,464
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6696% 7/15/33 (a)(h)(i)	2,000,000	1,986,932
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.589% 7/27/30 (a)(h)(i)	463,668	461,597
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (a)	240,487	230,207
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.533% 4/15/33 (a)(h)(i)	709,527	707,645
Series 2023 1A Class A1, 5.65% 5/15/35 (a)	1,194,047	1,187,764
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (a)	498,000	499,434
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (a)	134,000	134,541
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (a)	1,552,000	1,544,793
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/29 (a)	1,136,000	1,129,173
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (a)	1,409,000	1,282,697
Ford Credit Auto Owner Trust 2 Series 2023-B Class A3, 5.23% 5/15/28	982,000	981,468
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (a)	986,000	974,191
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	981,000	973,241
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	282,000	283,507
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	141,000	140,930
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/28 (a)	1,104,000	1,100,811
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	285,000	286,440
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (a)	1,579,000	1,572,280
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (a)	467,375	466,485
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (a)	322,000	321,169
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,189,000	1,177,490
Series 2023-4 Class A1A, 5.16% 6/20/29	1,573,000	1,571,832
Volkswagen Auto Loan Enhanced Series 2023-1 Class A3, 5.02% 6/20/28	699,000	695,906
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (a)(h)(i)	2,000,000	1,985,916
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/28	173,000	172,718
TOTAL ASSET-BACKED SECURITIES (Cost $25,715,257)		25,651,427

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (g)	Value ($)
Private Sponsor - 0.0%
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (a)	113,652	107,140
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	375,069	355,083

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $466,074)		462,223

Commercial Mortgage Securities - 0.0%
	Principal Amount (g)	Value ($)
Benchmark Mortgage Trust sequential payer Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,864,305	1,749,441
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3234% 2/15/39 (a)(h)(i)	2,025,174	1,969,288
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4245% 4/15/34 (a)(h)(i)	319,000	317,751
BX Trust floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.345% 10/15/36 (a)(h)(i)	931,337	928,980
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.0955% 6/15/38 (a)(h)(i)	1,906,015	1,868,921
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.180% 6.4955% 12/15/37 (a)(h)(i)	2,200,000	2,188,871
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	1,453,738	1,396,214
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 10/15/36 (a)(h)(i)	2,300,000	2,187,492
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	1,000,000	976,738
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6057% 5/15/39 (a)(h)(i)	2,500,000	2,456,219
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 3/15/38 (a)(h)(i)	1,808,665	1,772,312
MSCCG Trust floater Series 2018-SELF Class A, CME Term SOFR 1 Month Index + 0.940% 6.258% 10/15/37 (a)(h)(i)	1,827,743	1,819,075
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,661,265)		19,631,302

Bank Notes - 0.0%
	Principal Amount (g)	Value ($)
Citizens Bank NA 2.25% 4/28/25	3,000,000	2,783,444
Truist Bank 1.5% 3/10/25	2,000,000	1,865,408
TOTAL BANK NOTES (Cost $4,730,276)		4,648,852

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (l) (Cost $1,027)	131	1,240

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (m)	937,962,414	938,150,007
Fidelity Securities Lending Cash Central Fund 5.44% (m)(n)	660,365,616	660,431,653
TOTAL MONEY MARKET FUNDS (Cost $1,598,577,897)		1,598,581,660

Equity Funds - 55.1%
	Shares	Value ($)
Large Blend Funds - 5.9%
Fidelity SAI U.S. Large Cap Index Fund (l)	47,082,131	939,288,510
Fidelity SAI U.S. Low Volatility Index Fund (l)	215,903,369	3,892,737,737
iShares S&P 500 Index ETF	36,252	16,410,918
TOTAL LARGE BLEND FUNDS		4,848,437,165
Large Growth Funds - 40.5%
Fidelity Blue Chip Growth Fund (l)	13,994,346	2,264,145,197
Fidelity Contrafund (l)	388,902,583	5,985,210,748
Fidelity Growth Company Fund (l)	279,222,201	8,661,472,663
Fidelity Magellan Fund (l)	477,404,705	5,547,442,671
Fidelity SAI U.S. Momentum Index Fund (l)	828,952	12,069,541
Fidelity SAI U.S. Quality Index Fund (l)	599,972,666	11,147,492,105
TOTAL LARGE GROWTH FUNDS		33,617,832,925
Large Value Funds - 4.0%
Fidelity Large Cap Value Enhanced Index Fund (l)	216,355,199	3,258,309,290
Fidelity SAI U.S. Value Index Fund (l)	4,555,354	50,837,750
TOTAL LARGE VALUE FUNDS		3,309,147,040
Mid-Cap Blend Funds - 1.4%
Fidelity SAI Small-Mid Cap 500 Index Fund (l)	189,234,699	1,112,700,030
Mid-Cap Growth Funds - 1.9%
Fidelity Extended Market Index Fund (l)	22,177,800	1,597,910,502
Small Blend Funds - 0.5%
Fidelity Small Cap Discovery Fund (l)	4,958,770	127,390,802
Fidelity Small Cap Index Fund (l)	12,969,362	305,947,240
TOTAL SMALL BLEND FUNDS		433,338,042
Small Growth Funds - 0.9%
Fidelity Advisor Small Cap Growth Fund Class Z (l)	28,267,733	752,769,722
TOTAL EQUITY FUNDS (Cost $40,570,544,413)		45,672,135,426

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $70,566,910,677)	83,584,154,067
NET OTHER ASSETS (LIABILITIES) - (0.8)% (o)	(634,722,154)
NET ASSETS - 100.0%	82,949,431,913

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Sep 2023	1,236,040	14,875	14,875
CME E-mini S&P 500 Index Contracts (United States)	1,285	Sep 2023	290,153,000	9,425,637	9,425,637
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Sep 2023	529,740	14,760	14,760

TOTAL EQUITY INDEX CONTRACTS					9,455,272

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	149	Dec 2023	30,366,898	88,176	88,176
CBOT 5-Year U.S. Treasury Note Contracts (United States)	206	Dec 2023	22,025,906	152,565	152,565

TOTAL TREASURY CONTRACTS					240,741

TOTAL FUTURES CONTRACTS					9,696,013
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
General Electric Co.	Chicago Board Options Exchange	2,200	25,181,200	130.00	12/15/23	(349,800)

Total Return Swaps
Underlying Reference(1)	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 33.5 basis points	Monthly	Bank of America, N.A.	Nov 2023	23,172	228,028,978	(4,065,525)	0	(4,065,525)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 28 basis points	Monthly	Goldman Sachs Intl.	Nov 2023	24,693	242,996,701	(4,321,700)	0	(4,321,700)
TOTAL RETURN SWAPS									(8,387,225)	0	(8,387,225)

(1)Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,495,091 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,189,170 or 0.0% of net assets.

(f)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $25,181,200.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $20,357,682.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,408,360.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
(o)	Includes $2,951,500 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850

Evolent Health, Inc.	3/28/23	14,500,000

Vertiv Holdings LLC	2/06/20	6,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	868,688,624	1,587,357,413	1,517,896,030	11,609,550	-	-	938,150,007	2.4%
Fidelity Securities Lending Cash Central Fund 5.44%	660,968,153	849,702,075	850,238,575	1,592,519	-	-	660,431,653	2.4%
Total	1,529,656,777	2,437,059,488	2,368,134,605	13,202,069	-	-	1,598,581,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	697,082,289	-	-	-	-	55,687,433	752,769,722
Fidelity Blue Chip Growth Fund	1,945,143,431	96,293,230	-	-	-	222,708,536	2,264,145,197
Fidelity Contrafund	5,426,929,231	47,206,125	-	-	-	511,075,392	5,985,210,748
Fidelity Extended Market Index Fund	1,030,279,659	460,966,483	-	-	-	106,664,360	1,597,910,502
Fidelity Growth Company Fund	7,890,527,117	45,000,000	-	-	-	725,945,546	8,661,472,663
Fidelity Large Cap Value Enhanced Index Fund	3,031,136,332	-	-	-	-	227,172,958	3,258,309,290
Fidelity Magellan Fund	4,886,094,703	200,718,770	-	-	-	460,629,198	5,547,442,671
Fidelity SAI Inflation-Focused Fund	11,387,686	-	12,003,811	-	513,226	104,139	1,240
Fidelity SAI Small-Mid Cap 500 Index Fund	865,305,791	158,056,949	-	-	-	89,337,290	1,112,700,030
Fidelity SAI U.S. Large Cap Index Fund	922,244,117	731,383,533	782,881,857	-	24,011,981	44,530,736	939,288,510
Fidelity SAI U.S. Low Volatility Index Fund	3,045,246,000	675,646,786	-	-	-	171,844,951	3,892,737,737
Fidelity SAI U.S. Momentum Index Fund	10,950,456	-	-	-	-	1,119,085	12,069,541
Fidelity SAI U.S. Quality Index Fund	9,879,433,831	390,323,499	-	-	-	877,734,775	11,147,492,105
Fidelity SAI U.S. Value Index Fund	46,783,485	-	-	-	-	4,054,265	50,837,750
Fidelity Small Cap Discovery Fund	422,981,957	5,200,686	340,056,949	5,200,687	64,562,315	(25,297,207)	127,390,802
Fidelity Small Cap Index Fund	35,415,990	268,515,400	-	138,598	-	2,015,850	305,947,240
	40,146,942,075	3,079,311,461	1,134,942,617	5,339,285	89,087,522	3,475,327,307	45,655,725,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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